RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Stock options granted | shares		534,000	0	0
Exercise price for stock options granted | $ / shares		$ 0.80	$ 0	$ 0
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		$ 531,527	$ 399,365	$ 548,585
Amounts of transaction which related party is entitled to receive		265,764	199,683	274,292
Due from related party	$ 12,065	12,065
Balance payable, related party			83,592	53,632
Amount payable for expenses earned for work on behalf of company			$ 3,800	$ 3,800
Insiders [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		$ 123,837
Stock options granted | shares		314,000
Insiders [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise price for stock options granted | (per share)	$ 0.60	$ 0.47
Insiders [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price for stock options granted | (per share)	$ 1.23	$ 0.96